Basis of Preparation - Summary of Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 (Details) ₩ in Millions	Jan. 01, 2022 KRW (₩)
KBK B Insurance Co. Ltd. [member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contract assets	₩ 1,644,590
Insurance contract liabilities	25,847,176
Contractual service margin	7,230,248
KB Prudential Life Insurance Company Of Korea Ltd [member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contract assets	0
Insurance contract liabilities	20,140,367
Contractual service margin	3,606,629
KB Life Insurance Co., Ltd [member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contract assets	3,854
Insurance contract liabilities	8,459,438
Contractual service margin	₩ 416,831
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member] | KBK B Insurance Co. Ltd. [member] | Fully retrospective approach [Member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Period	From 2018 to 2021
Insurance contract assets	₩ 1,358,667
Insurance contract liabilities	4,760,646
Contractual service margin	₩ 5,061,116
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member] | KBK B Insurance Co. Ltd. [member] | Fair value approach [Member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Period	Before 2018
Insurance contract assets	₩ 285,923
Insurance contract liabilities	21,086,530
Contractual service margin	₩ 2,169,132
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member] | KB Prudential Life Insurance Company Of Korea Ltd [member] | Fully retrospective approach [Member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Period	For the entire period
Insurance contract assets	₩ 0
Insurance contract liabilities	20,140,367
Contractual service margin	₩ 3,606,629
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member] | KB Life Insurance Co., Ltd [member] | Fully retrospective approach [Member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Period	From 2019 to 2021
Insurance contract assets	₩ 3,369
Insurance contract liabilities	2,038,428
Contractual service margin	₩ 359,140
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member] | KB Life Insurance Co., Ltd [member] | Fair value approach [Member]
Detailed Information About Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17 [Line Items]
Period	Before 2019
Insurance contract assets	₩ 485
Insurance contract liabilities	6,421,010
Contractual service margin	₩ 57,691